Value Line Core Bond Fund

Schedule of Investments (unaudited)

Principal Amount		Value
ASSET-BACKED SECURITIES 3.7%
$238,957	Ally Auto Receivables Trust, Series 2017-3, Class A4, 2.01%, 3/15/22	$239,615
170,000	BMW Vehicle Lease Trust, Series 2019-1, Class A4, 2.92%, 8/22/22	172,725
225,000	Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 9/15/24	233,302
200,000	Discover Card Execution Note Trust, Series 2015-A4, Class A4, 2.19%, 4/17/23	200,140
330,000	GMF Floorplan Owner Revolving Trust, Series 2018-2, Class A1, 3.13%, 3/15/23 (1)	333,942
15,245	Honda Auto Receivables Owner Trust, Series 2017-4, Class A3, 2.05%, 11/22/21	15,299
117,892	Honda Auto Receivables Owner Trust, Series 2018-2, Class A3, 3.01%, 5/18/22	119,237
200,000	Hyundai Auto Lease Securitization Trust, Series 2019-A, Class A4, 3.05%, 12/15/22 (1)	204,350
68,000	Mercedes-Benz Auto Lease Trust, Series 2020-A, Class A3, 1.84%, 12/15/22	69,107
300,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 5/25/33 (1)	307,922
150,000	Toyota Auto Receivables Owner Trust, Series 2018-A, Class A4, 2.52%, 5/15/23	153,411
2,873	World Omni Auto Receivables Trust, Series 2018-D, Class A2A, 3.01%, 4/15/22	2,876
TOTAL ASSET-BACKED SECURITIES (Cost $2,024,213)		2,051,926

COMMERCIAL MORTGAGE-BACKED SECURITIES 10.4%
250,000	BANK, Series 2017-BNK8, Class A4, 3.49%, 11/15/50	285,822
150,000	BANK, Series 2019-BN17, Class A4, 3.71%, 4/15/52	174,245
288,889	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class AAB, 3.37%, 10/10/47	302,495
150,000	COMM Mortgage Trust, Series 2014-UBS2, Class AM, 4.20%, 3/10/47	163,248
200,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2, 3.32%, 2/25/23	212,079
193,925	FHLMC Multifamily Structured Pass-Through Certificates, Series K726, Class A2, 2.91%, 4/25/24	207,489
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K061, Class A2, 3.35%, 11/25/26 (2)	286,383
300,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K069, Class A2, 3.19%, 9/25/27 (2)	344,507
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K071, Class A2, 3.29%, 11/25/27	288,251
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K074, Class A2, 3.60%, 1/25/28	292,706
200,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K092, Class A2, 3.30%, 4/25/29	233,562
450,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K103, Class A2, 2.65%, 11/25/29	507,222
250,000	FREMF Mortgage Trust, Series 2013-K24, Class B, 3.63%, 11/25/45 (1)(2)	261,946
150,000	FREMF Mortgage Trust, Series 2013-K34, Class B, 3.86%, 9/25/46 (1)(2)	160,207
200,000	FREMF Mortgage Trust, Series 2014-K717, Class B, 3.75%, 11/25/47 (1)(2)	203,831
200,000	FREMF Mortgage Trust, Series 2015-K43, Class B, 3.86%, 2/25/48 (1)(2)	217,661
223,281	GNMA, Series 2013-12, Class AB, 1.83%, 11/16/52	226,644
221,351	GNMA, Series 2012-125, Class AB, 2.11%, 2/16/53 (2)	229,878
165,303	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45	167,959
13,170	GS Mortgage Securities Trust, Series 2015-GC32, Class A2, 3.06%, 7/10/48	13,221
63,123	Sequoia Mortgage Trust, Series 2004-8, Class A1, (1-month LIBOR + 0.70%), 0.86%, 9/20/34 (2)	60,663
180,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.10%, 6/15/49	194,534
106,550	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A1, 2.11%, 10/15/50	107,317
100,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class ASB, 3.64%, 5/15/52	114,620
90,680	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class ASB, 3.46%, 7/15/58	95,691
194,386	WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.67%, 11/15/44	197,729
190,845	WFRBS Commercial Mortgage Trust, Series 2012-C6, Class A4, 3.44%, 4/15/45	193,635
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $5,477,538)		5,743,545

CORPORATE BONDS & NOTES 43.4%

BASIC MATERIALS 1.5%

CHEMICALS 1.5%
125,000	Air Products and Chemicals, Inc., Senior Unsecured Notes, 2.05%, 5/15/30	131,207
125,000	Celanese U.S. Holdings LLC, Guaranteed Notes, 4.63%, 11/15/22	134,434

September 30, 2020

100,000	DuPont de Nemours, Inc., Senior Unsecured Notes, 2.17%, 5/1/23	101,031
125,000	FMC Corp., Senior Unsecured Notes, 3.45%, 10/1/29	139,212
175,000	LYB International Finance B.V., Guaranteed Notes, 4.00%, 7/15/23 (3)	189,586
100,000	Nutrien, Ltd., Senior Unsecured Notes, 1.90%, 5/13/23 (3)	103,228
		798,698
COMMUNICATIONS 4.0%

INTERNET 0.8%
150,000	Alibaba Group Holding, Ltd., Senior Unsecured Notes, 3.60%, 11/28/24	164,749
125,000	Alphabet, Inc., Senior Unsecured Notes, 1.10%, 8/15/30 (3)	124,447
150,000	Netflix, Inc., Senior Unsecured Notes, 4.88%, 4/15/28	167,625
		456,821
MEDIA 1.6%
175,000	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.91%, 7/23/25	202,339
275,000	Comcast Corp., Guaranteed Notes, 4.15%, 10/15/28	331,380
150,000	Discovery Communications LLC, Guaranteed Notes, 4.90%, 3/11/26	175,174
175,000	Walt Disney Co. (The), Guaranteed Notes, 2.65%, 1/13/31 (3)	188,943
		897,836
TELECOMMUNICATIONS 1.6%
200,000	AT&T, Inc., Senior Unsecured Notes, 3.80%, 2/15/27	225,647
200,000	Motorola Solutions, Inc., Senior Unsecured Notes, 4.60%, 5/23/29	236,195
175,000	Verizon Communications, Inc., Senior Unsecured Notes, 4.50%, 8/10/33	221,959
150,000	Vodafone Group PLC, Senior Unsecured Notes, 4.25%, 9/17/50 (3)	173,971
		857,772
		2,212,429
CONSUMER, CYCLICAL 2.9%

AUTO MANUFACTURERS 0.5%
100,000	Cummins, Inc., Senior Unsecured Notes, 1.50%, 9/1/30	99,431
200,000	General Motors Financial Co., Inc., Guaranteed Notes, 3.70%, 5/9/23	208,999
		308,430
AUTO PARTS & EQUIPMENT 0.3%
150,000	Dana, Inc., Senior Unsecured Notes, 5.50%, 12/15/24	153,000

HOME BUILDERS 0.9%
150,000	D.R. Horton, Inc., Guaranteed Notes, 2.50%, 10/15/24	158,401
100,000	Lennar Corp., Guaranteed Notes, 4.88%, 12/15/23	107,625
200,000	Toll Brothers Finance Corp., Guaranteed Notes, 4.88%, 11/15/25	220,000
		486,026
HOME FURNISHINGS 0.4%
200,000	Whirlpool Corp., Senior Unsecured Notes, 3.70%, 5/1/25 (3)	224,122

LODGING 0.2%
125,000	Choice Hotels International, Inc., Senior Unsecured Notes, 3.70%, 12/1/29 (3)	132,361

RETAIL 0.6%
200,000	Costco Wholesale Corp., Senior Unsecured Notes, 1.75%, 4/20/32 (3)	205,194
100,000	Walgreen Co., Guaranteed Notes, 3.10%, 9/15/22 (3)	104,692
		309,886
		1,613,825
CONSUMER, NON-CYCLICAL 8.7%

BEVERAGES 1.9%
125,000	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 4.90%, 1/23/31	157,256
150,000	Coca-Cola Co. (The), Senior Unsecured Notes, 1.45%, 6/1/27	154,408
175,000	Coca-Cola Femsa S.A.B. de C.V., Guaranteed Notes, 2.75%, 1/22/30	186,120
150,000	Constellation Brands, Inc., Guaranteed Notes, 5.25%, 11/15/48	201,866
200,000	Keurig Dr. Pepper, Inc., Guaranteed Notes, 3.20%, 5/1/30	224,388
100,000	PepsiCo, Inc., Senior Unsecured Notes, 2.88%, 10/15/49	107,502
		1,031,540
BIOTECHNOLOGY 0.9%
150,000	Amgen, Inc., Senior Unsecured Notes, 2.20%, 2/21/27 (3)	158,944
100,000	Biogen, Inc., Senior Unsecured Notes, 2.25%, 5/1/30 (3)	102,408
150,000	Gilead Sciences, Inc., Senior Unsecured Notes, 3.25%, 9/1/22	157,073
100,000	Gilead Sciences, Inc., Senior Unsecured Notes, 2.60%, 10/1/40	99,436
		517,861
COMMERCIAL SERVICES 0.7%
200,000	Global Payments, Inc., Senior Unsecured Notes, 4.80%, 4/1/26	233,500
150,000	PayPal Holdings, Inc., Senior Unsecured Notes, 2.65%, 10/1/26	163,677
		397,177
FOOD 0.7%
150,000	Hershey Co. (The), Senior Unsecured Notes, 2.65%, 6/1/50	154,058

Schedule of Investments (unaudited) (continued)

125,000	Kroger Co. (The), Senior Unsecured Notes, 3.85%, 8/1/23	135,474
100,000	Sysco Corp., Guaranteed Notes, 5.65%, 4/1/25 (3)	118,260
		407,792
HEALTHCARE PRODUCTS 0.8%
213,000	Abbott Laboratories, Senior Unsecured Notes, 3.75%, 11/30/26	247,270
150,000	Boston Scientific Corp., Senior Unsecured Notes, 3.75%, 3/1/26	170,937
		418,207
HEALTHCARE SERVICES 1.4%
100,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	109,500
150,000	Humana, Inc., Senior Unsecured Notes, 3.95%, 3/15/27	171,336
150,000	Laboratory Corp. of America Holdings, Senior Unsecured Notes, 2.95%, 12/1/29 (3)	165,006
150,000	Quest Diagnostics, Inc., Senior Unsecured Notes, 2.80%, 6/30/31	161,562
150,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 2.88%, 12/15/21	154,714
		762,118
HOUSEHOLD PRODUCTS 0.5%
125,000	Clorox Co. (The), Senior Unsecured Notes, 3.05%, 9/15/22	130,542
125,000	Clorox Co. (The), Senior Unsecured Notes, 1.80%, 5/15/30	128,687
		259,229
PHARMACEUTICALS 1.8%
100,000	AbbVie, Inc., Senior Unsecured Notes, 2.95%, 11/21/26 (1)	108,923
150,000	Becton Dickinson and Co., Senior Unsecured Notes, 3.36%, 6/6/24	162,334
150,000	Bristol-Myers Squibb Co., Senior Unsecured Notes, 5.25%, 8/15/43	211,679
125,000	Cigna Corp., Guaranteed Notes, 3.40%, 3/1/27	140,171
150,000	Mylan N.V., Guaranteed Notes, 3.95%, 6/15/26	168,754
100,000	Pfizer, Inc., Senior Unsecured Notes, 2.55%, 5/28/40	103,959
100,000	Zoetis, Inc., Senior Unsecured Notes, 4.50%, 11/13/25	116,978
		1,012,798
		4,806,722
ENERGY 1.9%

OIL & GAS 1.2%
125,000	Canadian Natural Resources, Ltd., Senior Unsecured Notes, 2.05%, 7/15/25	127,550
100,000	EOG Resources, Inc., Senior Unsecured Notes, 4.38%, 4/15/30 (3)	117,829
100,000	Marathon Petroleum Corp., Senior Unsecured Notes, 5.13%, 12/15/26	115,934
100,000	Shell International Finance B.V., Guaranteed Notes, 2.38%, 11/7/29 (3)	105,548
150,000	Valero Energy Corp., Senior Unsecured Notes, 6.63%, 6/15/37	188,683
		655,544
PIPELINES 0.7%
250,000	Kinder Morgan, Inc., Guaranteed Notes, 4.30%, 3/1/28	284,491
100,000	Magellan Midstream Partners L.P., Senior Unsecured Notes, 4.25%, 9/15/46	104,721
		389,212
		1,044,756
FINANCIAL 13.0%

BANKS 7.9%
200,000	Australia & New Zealand Banking Group, Ltd., Subordinated Notes, 4.50%, 3/19/24 (1)	219,871
175,000	Banco Bilbao Vizcaya Argentaria S.A., Senior Unsecured Notes, 3.00%, 10/20/20	175,233
200,000	Bank of America Corp. GMTN, Senior Unsecured Notes, 3.50%, 4/19/26	224,089
150,000	Bank of Montreal, Series E, Senior Unsecured Notes, 3.30%, 2/5/24	162,503
250,000	Bank of Nova Scotia (The), Senior Unsecured Notes, 2.70%, 8/3/26 (3)	273,816
150,000	Citigroup, Inc., Senior Unsecured Notes, (3-month LIBOR + 0.90%), 3.35%, 4/24/25 (2)	162,289
140,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	186,685
150,000	Cooperatieve Rabobank UA MTN, Senior Unsecured Notes, 3.38%, 5/21/25	168,597
125,000	Credit Suisse AG, Senior Unsecured Notes, 2.95%, 4/9/25	136,470
100,000	Fifth Third Bancorp, Senior Unsecured Notes, 3.65%, 1/25/24	109,090
175,000	Goldman Sachs Group, Inc. (The), Senior Unsecured Notes, 3.75%, 2/25/26 (3)	196,964
150,000	Huntington Bancshares, Inc., Senior Unsecured Notes, 2.30%, 1/14/22	153,329
150,000	ING Groep N.V., Senior Unsecured Notes, 4.10%, 10/2/23	164,357
200,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26	232,383
200,000	JPMorgan Chase & Co., Senior Unsecured Notes, (3-month LIBOR + 1.38%), 3.96%, 11/15/48 (2)	243,037
100,000	KeyCorp MTN, Senior Unsecured Notes, 2.55%, 10/1/29	106,393
250,000	Kreditanstalt fuer Wiederaufbau, Guaranteed Notes, 2.63%, 4/12/21	253,208

September 30, 2020

150,000	Lloyds Banking Group PLC, Senior Unsecured Notes, 3.90%, 3/12/24	162,978
150,000	Morgan Stanley, Series F, Senior Unsecured Notes, 3.88%, 4/29/24	165,531
150,000	Societe Generale S.A., Senior Unsecured Notes, 5.20%, 4/15/21 (3)	154,038
200,000	Svenska Handelsbanken AB, Guaranteed Notes, 3.35%, 5/24/21	204,028
250,000	Wells Fargo & Co., Senior Unsecured Notes, 3.07%, 1/24/23	257,856
250,000	Zions Bancorp NA, Subordinated Notes, 3.25%, 10/29/29	249,167
		4,361,912
DIVERSIFIED FINANCIAL SERVICES 1.7%
100,000	Air Lease Corp., Senior Unsecured Notes, 3.63%, 4/1/27	98,728
150,000	American Express Co., Senior Unsecured Notes, 3.13%, 5/20/26	167,269
100,000	BlackRock, Inc., Senior Unsecured Notes, 2.40%, 4/30/30 (3)	109,074
150,000	Discover Financial Services, Senior Unsecured Notes, 3.95%, 11/6/24	165,060
200,000	Stifel Financial Corp., Senior Unsecured Notes, 4.25%, 7/18/24	224,319
150,000	Visa, Inc., Senior Unsecured Notes, 2.05%, 4/15/30	160,713
		925,163
INSURANCE 1.7%
200,000	American International Group, Inc., Senior Unsecured Notes, 4.88%, 6/1/22	214,389
150,000	Aon Corp., Guaranteed Notes, 3.75%, 5/2/29 (3)	173,021
200,000	CNA Financial Corp., Senior Unsecured Notes, 3.95%, 5/15/24	221,610
150,000	Prudential Financial, Inc., Junior Subordinated Notes, (3-month LIBOR + 2.67%), 5.70%, 9/15/48 (2)(3)	169,583
125,000	Willis North America, Inc., Guaranteed Notes, 2.95%, 9/15/29	134,697
		913,300
REITS 1.7%
100,000	AvalonBay Communities, Inc. GMTN, Senior Unsecured Notes, 3.45%, 6/1/25	110,807
150,000	Digital Realty Trust L.P., Guaranteed Notes, 3.60%, 7/1/29	172,092
250,000	Essex Portfolio L.P., Guaranteed Notes, 3.38%, 1/15/23	261,880
100,000	Life Storage L.P., Guaranteed Notes, 2.20%, 10/15/30	99,745
100,000	Prologis L.P., Senior Unsecured Notes, 2.25%, 4/15/30	106,288
175,000	Welltower, Inc., Senior Unsecured Notes, 4.25%, 4/15/28	198,184
		948,996
		7,149,371
INDUSTRIAL 3.3%

AEROSPACE & DEFENSE 0.7%
150,000	L3Harris Technologies, Inc., Senior Unsecured Notes, 4.40%, 6/15/28	178,802
150,000	United Technologies Corp., Senior Unsecured Notes, 4.13%, 11/16/28 (3)	177,619
		356,421
BUILDING MATERIALS 0.2%
100,000	Owens Corning, Senior Unsecured Notes, 3.95%, 8/15/29	113,279

ELECTRONICS 0.9%
100,000	Agilent Technologies, Inc., Senior Unsecured Notes, 2.10%, 6/4/30	102,789
100,000	Flex, Ltd., Senior Unsecured Notes, 4.75%, 6/15/25	112,485
150,000	Keysight Technologies, Inc., Senior Unsecured Notes, 3.00%, 10/30/29	163,973
100,000	Roper Technologies, Inc., Senior Unsecured Notes, 2.00%, 6/30/30	101,939
		481,186
MISCELLANEOUS MANUFACTURERS 1.0%
125,000	3M Co., Senior Unsecured Notes, 2.38%, 8/26/29	135,194
150,000	Ingersoll-Rand Luxembourg Finance S.A., Guaranteed Notes, 4.50%, 3/21/49	189,443
200,000	Textron, Inc., Senior Unsecured Notes, 3.88%, 3/1/25	219,162
		543,799
PACKAGING & CONTAINERS 0.5%
120,000	Ball Corp., Guaranteed Notes, 4.00%, 11/15/23	127,380
150,000	WRKCo, Inc., Guaranteed Notes, 3.90%, 6/1/28	170,964
		298,344
		1,793,029
TECHNOLOGY 3.6%

COMPUTERS 0.6%
150,000	HP, Inc., Senior Unsecured Notes, 3.00%, 6/17/27	162,164
150,000	NetApp, Inc., Senior Unsecured Notes, 1.88%, 6/22/25	155,370
		317,534
SEMICONDUCTORS 1.3%
150,000	Applied Materials, Inc., Senior Unsecured Notes, 1.75%, 6/1/30	154,557
150,000	KLA Corp., Senior Unsecured Notes, 4.10%, 3/15/29	180,020
125,000	Lam Research Corp., Senior Unsecured Notes, 4.00%, 3/15/29	149,776
100,000	Micron Technology, Inc., Senior Unsecured Notes, 2.50%, 4/24/23	103,845

Schedule of Investments (unaudited) (continued)

150,000	Xilinx, Inc., Senior Unsecured Notes, 2.38%, 6/1/30 (3)	157,469
		745,667
SOFTWARE 1.7%
175,000	Adobe, Inc., Senior Unsecured Notes, 2.30%, 2/1/30	188,266
150,000	Electronic Arts, Inc., Senior Unsecured Notes, 4.80%, 3/1/26 (3)	177,874
200,000	Fiserv, Inc., Senior Unsecured Notes, 3.50%, 7/1/29 (3)	227,983
150,000	Intuit, Inc., Senior Unsecured Notes, 1.65%, 7/15/30 (3)	152,391
150,000	Oracle Corp., Senior Unsecured Notes, 2.95%, 4/1/30	167,709
		914,223
		1,977,424
UTILITIES 4.5%

ELECTRIC 4.2%
175,000	CenterPoint Energy, Inc., Senior Unsecured Notes, 2.95%, 3/1/30	191,744
125,000	Consolidated Edison Co. of New York, Inc., Senior Unsecured Notes, 4.50%, 12/1/45	157,037
200,000	Dominion Energy, Inc., Senior Unsecured Notes, 4.25%, 6/1/28	235,515
150,000	Duke Energy Carolinas LLC, 2.45%, 2/1/30	162,219
250,000	Florida Power & Light Co., 4.95%, 6/1/35	346,151
100,000	Georgia Power Co., Series B, Senior Unsecured Notes, 2.65%, 9/15/29 (3)	107,149
200,000	Indiana Michigan Power Co., Senior Unsecured Notes, 4.25%, 8/15/48	247,310
200,000	ITC Holdings Corp., Senior Unsecured Notes, 3.25%, 6/30/26	223,308
200,000	National Rural Utilities Cooperative Finance Corp., 3.70%, 3/15/29	234,821
125,000	Pinnacle West Capital Corp., Senior Unsecured Notes, 1.30%, 6/15/25	126,986
150,000	Public Service Enterprise Group, Inc., Senior Unsecured Notes, 2.88%, 6/15/24	160,493
125,000	Southern Power Co., Series E, Senior Unsecured Notes, 2.50%, 12/15/21	127,953
		2,320,686
GAS 0.3%
150,000	National Fuel Gas Co., Senior Unsecured Notes, 5.20%, 7/15/25	165,782
		2,486,468
TOTAL CORPORATE BONDS & NOTES (Cost $22,153,153)		23,882,722

FOREIGN GOVERNMENT OBLIGATIONS 1.3%
200,000	European Bank for Reconstruction & Development GMTN, Senior Unsecured Notes, 2.75%, 3/7/23	212,038
150,000	Export-Import Bank of Korea, Senior Unsecured Notes, 3.00%, 11/1/22	157,261
175,000	Mexico Government International Bond, Senior Unsecured Notes, 4.15%, 3/28/27	194,687
150,000	Panama Government International Bond, Senior Unsecured Notes, 4.00%, 9/22/24	164,027
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $676,674)		728,013

LONG-TERM MUNICIPAL SECURITIES 3.6%

	CALIFORNIA 0.4%
200,000	San Marcos California Unified School District, Refunding Revenue Bonds, 3.17%, 8/1/38	220,444
	DISTRICT OF COLUMBIA 0.5%
250,000	District of Columbia Income Tax Secured Revenue Bonds, Build America Bonds, 4.91%, 12/1/23	281,232
	MICHIGAN 0.4%
200,000	Lincoln Consolidated School District, General Obligation Limited, Series B, 4.32%, 5/1/37	219,438
	NEW YORK 0.4%
225,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 2.63%, 2/1/23	235,220
	TEXAS 1.6%
250,000	Dallas Independent School District Qualified School Construction Notes, General Obligation Limited, 5.05%, 8/15/33	279,000
500,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Baylor Health Care System Project, Series C, 4.45%, 11/15/43	600,305
		879,305
	WASHINGTON 0.3%
125,000	Grant County Public Utility District No 2 Priest Rapids Hydroelectric Project, Revenue Bonds, 3.31%, 1/1/43	132,970
TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $1,787,443)		1,968,609

September 30, 2020

U.S. GOVERNMENT AGENCY OBLIGATIONS 16.5%
51,896	FHLMC Gold PC Pool #A29526, 5.00%, 1/1/35	56,818
229,484	FHLMC Gold PC Pool #A95803, 4.00%, 12/1/40	252,089
48,185	FHLMC Gold PC Pool #A97264, 4.00%, 2/1/41	53,073
163,261	FHLMC Gold PC Pool #C91749, 4.00%, 1/1/34	178,079
84,819	FHLMC Gold PC Pool #G06224, 3.50%, 1/1/41	91,792
52,552	FHLMC Gold PC Pool #J11587, 4.00%, 1/1/25	55,713
43,119	FHLMC Gold PC Pool #Q06307, 3.50%, 2/1/42	46,306
42,610	FHLMC Gold PC Pool #Q08656, 4.00%, 6/1/42	46,448
76,753	FHLMC Gold PC Pool #Q08903, 3.50%, 6/1/42	83,036
211,700	FHLMC Gold PC Pool #Q14593, 3.00%, 1/1/43	228,580
284,880	FHLMC Gold Pool #Q34167, 4.00%, 6/1/45	311,886
296,781	FHLMC Gold Pool #Q57991, 4.00%, 8/1/48	316,692
250,000	FHLMC Pool #QB3856, 2.00%, 9/1/50	258,526
376,583	FHLMC Pool #SD8023, 2.50%, 11/1/49	395,327
645,000	FHLMC Pool #SD8098, 2.00%, 10/1/50	666,998
250,000	FNMA, 2.38%, 1/19/23 (3)	262,263
250,000	FNMA, 2.63%, 9/6/24	273,142
540,000	FNMA, 1.88%, 9/24/26	585,273
106,032	FNMA Pool #AB2346, 4.50%, 2/1/41	119,056
80,894	FNMA Pool #AB5231, 2.50%, 5/1/27	84,636
86,244	FNMA Pool #AB5716, 3.00%, 7/1/27	90,617
139,357	FNMA Pool #AB8144, 5.00%, 4/1/37	159,757
95,175	FNMA Pool #AI4285, 5.00%, 6/1/41	107,927
74,980	FNMA Pool #AJ5888, 4.50%, 11/1/41	84,420
305,289	FNMA Pool #AR6394, 3.00%, 2/1/43	325,449
195,529	FNMA Pool #AS5892, 3.50%, 10/1/45	208,372
59,489	FNMA Pool #AS6102, 3.50%, 11/1/45	63,412
106,407	FNMA Pool #AS6205, 3.50%, 11/1/45	113,392
78,179	FNMA Pool #AS6385, 4.00%, 12/1/45	84,739
157,909	FNMA Pool #AS9459, 4.50%, 4/1/47	171,961
136,649	FNMA Pool #AS9562, 3.00%, 5/1/47	143,580
144,589	FNMA Pool #AU4279, 3.00%, 9/1/43	155,453
158,976	FNMA Pool #AV0703, 4.00%, 12/1/43	174,473
72,524	FNMA Pool #AW7362, 2.50%, 8/1/29	75,889
119,868	FNMA Pool #AX0416, 4.00%, 8/1/44	131,447
100,501	FNMA Pool #AY1670, 3.50%, 2/1/45	107,748
72,783	FNMA Pool #AY2728, 2.50%, 2/1/30	76,175
92,049	FNMA Pool #AY4195, 4.00%, 5/1/45	100,632
109,305	FNMA Pool #BA3885, 3.50%, 11/1/45	116,549
231,081	FNMA Pool #CA2320, 3.50%, 9/1/48	256,931
117,265	FNMA Pool #CA5540, 3.00%, 4/1/50	124,756
124,727	FNMA Pool #MA0641, 4.00%, 2/1/31	135,983
474,699	FNMA Pool #MA4012, 2.00%, 5/1/35	493,686
142,372	FNMA Pool #MA4016, 2.50%, 5/1/40	149,459
247,023	FNMA Pool #MA4077, 2.00%, 7/1/50	255,447
295,586	FNMA Pool #MA4078, 2.50%, 7/1/50	310,299
199,474	FNMA Pool #MA4119, 2.00%, 9/1/50	206,278
41,359	FNMA REMIC Trust Series 2013-18, Class AE, 2.00%, 3/25/28	42,635
39,489	GNMA, Series 2011-136, Class GB, 2.50%, 5/20/40	40,553
71,321	GNMA II Pool #5332, 4.00%, 3/20/42	78,419
75,297	GNMA II Pool #MA1520, 3.00%, 12/20/43	79,245
48,546	GNMA II Pool #MA2445, 3.50%, 12/20/44	52,018
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $8,767,452)		9,083,434

U.S. TREASURY OBLIGATIONS 16.5%

	U.S. TREASURY NOTES & BONDS 16.5%
120,000	U.S. Treasury Bonds, 5.38%, 2/15/31 (3)	176,920
500,000	U.S. Treasury Bonds, 4.38%, 2/15/38	770,156
230,000	U.S. Treasury Bonds, 3.50%, 2/15/39	323,285
80,000	U.S. Treasury Bonds, 1.13%, 5/15/40	78,888
161,000	U.S. Treasury Bonds, 3.88%, 8/15/40	238,670
1,099,000	U.S. Treasury Bonds, 3.00%, 2/15/48	1,497,044
552,000	U.S. Treasury Bonds, 2.25%, 8/15/49	658,368
350,000	U.S. Treasury Notes, 1.75%, 2/28/22	358,012
990,000	U.S. Treasury Notes, 1.38%, 6/30/23	1,023,490
1,505,000	U.S. Treasury Notes, 2.25%, 11/15/24	1,629,986
400,000	U.S. Treasury Notes, 2.13%, 5/31/26	440,000
250,000	U.S. Treasury Notes, 1.50%, 8/15/26	266,562
350,000	U.S. Treasury Notes, 1.13%, 2/28/27	365,887
615,000	U.S. Treasury Notes, 2.75%, 2/15/28	715,682
500,000	U.S. Treasury Notes, 1.63%, 8/15/29 (3)	544,531
TOTAL U.S. TREASURY NOTES & BONDS (Cost $8,006,681)		9,087,481

Schedule of Investments (unaudited) (continued)

Shares		Value
SHORT-TERM INVESTMENTS 10.6%
	MONEY MARKET FUNDS 10.6%
1,552,660	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.027% (4)	$1,552,660
4,297,030	State Street Navigator Securities Lending Government Money Market Portfolio (5)	4,297,030
		5,849,690
Total Short-Term Investments (Cost $5,849,690)		5,849,690
TOTAL INVESTMENT SECURITIES (6) 106.0% (Cost $54,742,844)		$58,395,420
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (6.0)%		(3,327,756)
NET ASSETS 100.0%		$55,067,664

(1)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(2)

Floating or variable rate security. The rate disclosed is the rate in effect as of September 30, 2020. The information in parentheses represents the benchmark and reference rate for each relevant security and the rate adjusts based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. For securities which do not indicate a reference rate and spread in their descriptions, the interest rate adjusts periodically based on current interest rates and, for mortgage-backed securities, prepayments in the underlying pool of assets.

(3)	A portion or all of the security was held on loan. As of September 30, 2020, the market value of the securities on loan was $4,492,132.
(4)	Rate reflects 7 day yield as of September 30, 2020.
(5)	Securities with an aggregate market value of $4,492,132 were out on loan in exchange for collateral including $4,297,030 of cash collateral as of September 30, 2020. The collateral was invested in a cash collateral reinvestment vehicle.
(6)	For federal income tax purposes, the aggregate cost was $54,742,844, aggregate gross unrealized appreciation was $3,688,573, aggregate gross unrealized depreciation was $35,997 and the net unrealized appreciation was $3,652,576.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Freddie Mac Multifamily.
GMTN	Global Medium Term Note.
GNMA	Government National Mortgage Association.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
REMIC	Real Estate Mortgage Investment Conduit.

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of September 30, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$—	$2,051,926	$—	$2,051,926
Commercial Mortgage-Backed Securities	—	5,743,545	—	5,743,545
Corporate Bonds & Notes*	—	23,882,722	—	23,882,722
Foreign Government Obligations	—	728,013	—	728,013
Long-Term Municipal Securities*	—	1,968,609	—	1,968,609
U.S. Government Agency Obligations	—	9,083,434	—	9,083,434
U.S. Treasury Obligations	—	9,087,481	—	9,087,481
Short-Term Investments	5,849,690	—	—	5,849,690
Total Investments in Securities	$5,849,690	$52,545,730	$—	$58,395,420

* See Schedule of Investments for further breakdown by category.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended September 30, 2020, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.